Vanguard Real Estate II Index Fund
Fund Summary
Investment Objective
The Fund seeks to provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity REITs and other real estate-related investments.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees <br/><br/> (Fees paid directly from your investment)
Shareholder Fees	Vanguard Real Estate II Index Fund Vanguard Real Estate II Index Fund
Sales Charge (Load) Imposed on Purchases	none
Purchase Fee	none
Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee	none

Annual Fund Operating Expenses <br/><br/> (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Vanguard Real Estate II Index Fund Vanguard Real Estate II Index Fund
Management Fees	0.07%
12b-1 Distribution Fee	none
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.08%

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the Fund provides a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
Vanguard Real Estate II Index Fund | Vanguard Real Estate II Index Fund | USD ($)	8	26	45	103

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 23% of the average value of its portfolio.
Principal Investment Strategies
The Fund employs an indexing investment approach designed to track the performance of the MSCI US Investable Market Real Estate 25/50 Index, an index that is made up of stocks of large, mid-size, and small U.S. companies within the real estate sector, as classified under the Global Industry Classification Standard (GICS). The GICS real estate sector is composed of equity real estate investment trusts (known as REITs), which include specialized REITs, and real estate management and development companies.

The Fund attempts to track the Index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.
Principal Risks
An investment in the Fund could lose money over short or long periods of time. You should expect the Fund’s share price and total return to fluctuate within a wide range. The Fund is subject to the following risks, which could affect the Fund’s performance:

• Industry concentration risk, which is the chance that the stocks of REITs and other real estate-related investments will decline because of adverse developments affecting the real estate industry and real property values. Because the Fund concentrates its assets in these stocks, industry concentration risk is high.

• Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund’s target index may, at times, become focused in stocks of a limited number of companies, which could cause the Fund to underperform the overall stock market.

• Interest rate risk, which is the chance that REIT stock prices overall will decline and that the cost of borrowing for REITs will increase because of rising interest rates. Interest rate risk is high for the Fund.

• Investment style risk, which is the chance that the returns from the stocks of REITs and other real estate-related investments—which typically are small- or mid-capitalization stocks—will trail returns from the overall stock market. Historically, these stocks have performed quite differently from the overall market.

• Nondiversification risk, which is the chance that the Fund may invest a greater percentage of its assets in a particular issuer or group of issuers or may own larger positions of an issuer’s voting stock than a diversified fund.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Annual Total Returns
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows the performance of the Fund‘s Institutional Plus Shares in their first full calendar year. The table shows how the average annual total returns of the Institutional Plus Shares compare with those of the Fund‘s target index and comparative indexes, which have investment characteristics similar to those of the Fund, Effective July 24, 2018, the Fund began tracking the MSCI US Investable Market Real Estate 25/50 Index as its target index. The Fund's board of trustees believes that the new index is more closely aligned with the Fund's new investment objective. The Real Estate Spliced Index reflects performance of the MSCI US REIT Index adjusted to include a 2% cash position (Lipper Money Market Average) through April 30, 2009; the MSCI US REIT Index through February 1, 2018; the MSCI US Investable Market Real Estate 25/50 Transition Index through July 24, 2018; and the MSCI US Investable Market Real Estate 25/50 Index thereafter. Keep in mind that the Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Annual Total Returns — Vanguard Real Estate II Index Fund Institutional Plus Shares
[1]	The year-to-date return as of the most recent calendar quarter, which ended on March 31, 2019, was 17.29%.

During the periods shown in the bar chart, the highest return for a calendar quarter was 8.80% (quarter ended June 30, 2018), and the lowest return for a quarter was –8.09% (quarter ended March 31, 2018).
Average Annual Total Returns for Periods Ended December 31, 2018
Average Annual Total Returns - Vanguard Real Estate II Index Fund		1 Year	Since Inception	Inception Date
Institutional Plus Shares		(5.95%)	(3.71%)	Sep. 26, 2017
Institutional Plus Shares | Return After Taxes on Distributions		(7.23%)	(5.17%)	Sep. 26, 2017
Institutional Plus Shares | Return After Taxes on Distributions and Sale of Fund Shares		(3.46%)	(3.39%)	Sep. 26, 2017
MSCI US REIT Index	[1]	(4.57%)	(2.59%)	Sep. 26, 2017
Real Estate Spliced Index	[1]	(5.88%)	(3.64%)	Sep. 26, 2017
MSCI US Investable Market Real Estate 25/50 Index	[1]	(4.59%)	(3.64%)	Sep. 26, 2017
[1]	Comparative Indexes (reflect no deduction for fees, expenses, or taxes)